Cover Page	Jul. 31, 2021	Sep. 10, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Sep. 10, 2020
Entity Registrant Name		Guidewire Software, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35394
Entity Tax Identification Number		36-4468504
Entity Address, Address Line One		2850 S. Delaware St., Suite 400
Entity Address, City or Town		San Mateo
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94403
City Area Code		650
Local Phone Number		357-9100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value
Trading Symbol		GWRE
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001528396
Current Fiscal Year End Date	--07-31